Note 16 - Stock-Based Compensation Plans (Details) - Summary of DSU Plan Activity	12 Months Ended
Jan. 31, 2014
Summary of DSU Plan Activity [Abstract]
Number of Units Outstanding	102,821
Granted	42,482
Number of Units Outstanding	145,303